Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Summary of financial information, by segment

						$ million
						2020
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	34,197	162,974	—	1,716	(18,521)	180,366
Less: sales and other operating revenues between segments	(17,130)	(158)	—	(1,233)	18,521	—
Third party sales and other operating revenues	17,067	162,816	—	483	—	180,366
Earnings from joint ventures and associates – after interest and tax	(268)	214	(229)	(120)	—	(403)
Segment results
Replacement cost profit (loss) before interest and taxation	(21,547)	3,418	(149)	(683)	89	(18,872)
Inventory holding gains (losses)[a]	17	(2,796)	(89)	—	—	(2,868)
Profit (loss) before interest and taxation	(21,530)	622	(238)	(683)	89	(21,740)

Finance costs						(3,115)
Net finance expense relating to pensions and other post-retirement benefits						(33)
Profit before taxation						(24,888)
Other income statement items
Depreciation, depletion and amortization
US	3,772	1,359	—	63	—	5,194
Non-US	7,447	1,631	—	617	—	9,695
Charges for provisions, net of write-back of unused provisions, including change in discount rate	56	1,903	—	543	—	2,502
Segment assets
Investments in joint ventures and associates	10,749	3,671	11,808	1,109	—	27,337
Additions to non-current assets[b]	8,743	5,359	—	655	—	14,757
[a]    See explanation of inventory holding gains and losses on page 180.
[b]    Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

						$ million
						2019
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	54,501	250,897	—	1,788	(28,789)	278,397
Less: sales and other operating revenues between segments	(27,034)	(973)	—	(782)	28,789	—
Third party sales and other operating revenues	27,467	249,924	—	1,006	—	278,397
Earnings from joint ventures and associates – after interest and tax	603	374	2,295	(15)	—	3,257
Segment results
Replacement cost profit (loss) before interest and taxation	4,917	6,502	2,316	(2,771)	75	11,039
Inventory holding gains (losses)[a]	(8)	685	(10)	—	—	667
Profit (loss) before interest and taxation	4,909	7,187	2,306	(2,771)	75	11,706

Finance costs						(3,489)
Net finance expense relating to pensions and other post-retirement benefits						(63)
Profit before taxation						8,154
Other income statement items
Depreciation, depletion and amortization
US	4,672	1,335	—	55	—	6,062
Non-US	9,560	1,586	—	572	—	11,718
Charges for provisions, net of write-back of unused provisions, including change in discount rate	118	507	—	560	—	1,185
Segment assets
Investments in joint ventures and associates	12,196	3,609	12,927	1,593	—	30,325
Additions to non-current assets[b]	16,254	4,014	—	2,345	—	22,613
[a]    See explanation of inventory holding gains and losses on page 180.
[b]    Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
5. Segmental analysis – continued

						$ million
						2018
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	56,399	270,689	—	1,678	(30,010)	298,756
Less: sales and other operating revenues between segments	(28,565)	(574)	—	(871)	30,010	—
Third party sales and other operating revenues	27,834	270,115	—	807	—	298,756
Earnings from joint ventures and associates – after interest and tax	951	589	2,283	(70)	—	3,753
Segment results
Replacement cost profit (loss) before interest and taxation	14,328	6,940	2,221	(3,521)	211	20,179
Inventory holding gains (losses)[a]	(6)	(862)	67	—	—	(801)
Profit (loss) before interest and taxation	14,322	6,078	2,288	(3,521)	211	19,378

Finance costs						(2,528)
Net finance expense relating to pensions and other post-retirement benefits						(127)
Profit before taxation						16,723
Other income statement items
Depreciation, depletion and amortization
US	4,211	900	—	59	—	5,170
Non-US	8,907	1,177	—	203	—	10,287
Charges for provisions, net of write-back of unused provisions, including change in discount rate	355	834	—	1,557	—	2,746
Segment assets
Investments in joint ventures and associates	12,785	2,772	10,074	689	—	26,320
Additions to non-current assetsb c	24,266	3,609	—	477	—	28,352
[a]    See explanation of inventory holding gains and losses on page 180.
[b]    Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
[c] Amounts have been restated to include acquisitions.

Disclosure of geographical areas

			$ million
			2020
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	55,611	124,755	180,366
Other income statement items
Production and similar taxes	57	638	695
Non-current assets
Non-current assets[b] [c]	52,493	108,786	161,279
[a]    Non-US region includes UK $42,729 million
[b]    Non-US region includes UK $19,583 million
[c]    Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

			$ million
			2019
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	89,334	189,063	278,397
Other income statement items
Production and similar taxes	315	1,232	1,547
Non-current assets
Non-current assets[b] [c]	57,757	133,398	191,155
[a]    Non-US region includes UK $63,194 million.
[b]    Non-US region includes UK $22,881 million.
[c]    Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.
5. Segmental analysis – continued

			$ million
			2018
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	98,066	200,690	298,756
Other income statement items
Production and similar taxes	369	1,167	1,536
Non-current assets
Non-current assetsb c	68,188	124,060	192,248
[a]    Non-US region includes UK $65,630 million.
[b]    Non-US region includes UK $19,426 million.
[c]    Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.